Statements of Changes in Net Assets Available for Benefits	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 033
Additions to net assets:
Net investment gain from Acuity DC Trust	$ 80,711,896
Interest income on notes receivable	500,995
Contributions:
Participant	26,811,441
Employer	10,086,636
Rollover	2,827,869
Total additions	120,938,837
Deductions from net assets:
Benefit payments	85,567,192
Expenses	312,653
Total deductions	85,879,845
Net increase before transfers	35,058,992
Transfers:
Conversion from other qualified plans	115,651,010
Plan transfers in (out), net	37,318
Total conversions and transfers	115,688,328
Net increase	150,747,320
Net assets available for benefits:
Beginning of year	521,147,475
End of year	671,894,795
EBP 067
Additions to net assets:
Net investment gain from Acuity DC Trust	2,455,484
Interest income on notes receivable	65,447
Contributions:
Participant	963,045
Employer	244,923
Rollover	56,580
Total additions	3,785,479
Deductions from net assets:
Benefit payments	2,414,091
Expenses	34,553
Total deductions	2,448,644
Net increase before transfers	1,336,835
Transfers:
Conversion from other qualified plans	7,208,446
Plan transfers in (out), net	(37,318)
Total conversions and transfers	7,171,128
Net increase	8,507,963
Net assets available for benefits:
Beginning of year	16,677,836
End of year	25,185,799
EBP 070
Additions to net assets:
Net investment gain from Acuity DC Trust	2,321,155
Interest income on notes receivable	23,068
Contributions:
Participant	504,917
Employer	263,925
Rollover	0
Total additions	3,113,065
Deductions from net assets:
Benefit payments	1,541,166
Expenses	10,174
Total deductions	1,551,340
Net increase before transfers	1,561,725
Transfers:
Conversion from other qualified plans	0
Plan transfers in (out), net	0
Total conversions and transfers	0
Net increase	1,561,725
Net assets available for benefits:
Beginning of year	20,621,656
End of year	$ 22,183,381